Related Party and Former Parent Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party and Former Parent Transactions
Related Party and Former Parent Transactions

Note 19: Related Party and Former Parent Transactions

Onex Partners Advisor  LP (“Onex”), an affiliate of the Company, is considered a related party. Concurrent with the Acquisition, the Company entered into a Consulting  Services Agreement with Onex, pursuant to which the Company is provided certain ongoing strategic and financing consulting services in exchange for a quarterly management fee. In connection with this agreement, the Company recognized $158 and $208 for the three months ended June 30, 2019, and 2018, respectively, and $389 and $416 for the six months ended June 30, 2019 and 2018, respectively. The Company pays  0.1% interest per annum to Onex for the Credit Agreement. The Company recognized $112 and $226 for the three months ended June 30, 2019 and 2018, respectively,  and $327 and $452  for the six months ended June 30, 2019 and 2018, respectively, in interest expense for the Onex related interest. The Company had an outstanding liability of $51 and $450 to Onex as of June 30, 2019, and December 31, 2018, respectively. In addition, the Company paid Onex a management fee of $5,400 in connection with the Transactions.  See Note 4 — “The Transactions” for additional information.

BPEA, an affiliate of the Company, is considered a related party. Concurrent with the Acquisition, the Company entered into a Management Services Agreement  with BPEA, pursuant to which the Company is provided certain ongoing strategic and financing consulting services. In connection with this agreement, the Company recognized $79 and $167 for the three months ended June 30, 2019, and 2018, respectively, and $246 and $334 for the six months ended June 30, 2019, and 2018, respectively, in operating expenses related to this agreement. The Company had an outstanding liability of $79 and $334 to BPEA  as of June 30, 2019, and December 31, 2018, respectively. In addition, the Company paid Baring a management fee of $2,100 in connection with the Transactions.  See Note 4 — “The Transactions” for additional information.

At the completion of the Transactions, we recorded an initial liability of $264,600 payable to the TRA Parties under the TRA. To date, there has been no expense recorded under the TRA. See Note 15 — “Tax Receivable Agreement” for further details.

In connection with the 2016 Transaction, Bidco and a subsidiary of the Former Parent entered into the Transition  Service Agreement, which became effective  on October 3, 2016, pursuant to which such subsidiary of the Former Parent will, or will cause its affiliates and/or third-party service providers to, provide Bidco, its affiliates and/or third-party service providers with certain technology, facilities  management, human resources, sourcing, financial, accounting, data management, marketing and other services to support the operation of the IP&S business as an independent company. Such services are provided  by such subsidiary of the Former Parent or its affiliates and/or third-party service providers for various time periods and at various costs based upon the terms set forth in the Transition Service Agreement.

A controlled affiliate of Baring is a vendor of ours. Total payments to this vendor were $78 and $59 for the three months ended June 30, 2019 and 2018 respectively, and $318 and $288 for the six months ended June 30, 2019, and 2018, respectively. The Company had an outstanding liability of $145 and $120 as of June 30, 2019 and December 31, 2018, respectively.

One member of our key management is the Co-founder of a vendor of ours. Total payments to this vendor were $200 and $278 for the three and six months ended June 30, 2019, and the Company had no outstanding liability as of June 30, 2019. This vendor was not a related party during the three and six months ended June 30, 2018.

Note 20: Related Party and Former Parent Transactions

Onex Partners Advisor LP (“Onex”), an affiliate of the Company, is considered a related party. Concurrent with the 2016 Transaction, the Company entered into a Consulting Services Agreement with Onex, pursuant to which the Company is provided certain ongoing strategic and financing consulting services in exchange for a quarterly management fee. In connection with this agreement, the Company recognized $920 and $1,230 in operating expenses related to this agreement for the years ended December 31, 2018 and 2017, respectively. As noted in Note 12 — Debt, the Company pays 0.1% interest per annum to Onex for the Credit Agreement. For the years ended December 31, 2018 and 2017, the Company recognized interest expense, for Onex related interest, of $905 and $1,557, respectively. The Company had an outstanding liability of $450 and $162 to Onex as of December 31, 2018 and 2017, respectively.

Baring, an affiliate of the Company, is considered a related party. Concurrently with the 2016 Transaction, the Company entered into a Management Services Agreement with Baring, pursuant to which the Company is provided certain ongoing strategic and financing consulting services. In connection with this agreement, the Company recognized $669 and $854 in operating expenses related to this agreement for the years ended December 31, 2018 and 2017, respectively. The Company had an outstanding liability of $334 and $641 to Baring as of December 31, 2018 and 2017, respectively.

The fees to Onex and Baring were negotiated at a rate that management believes is appropriate and reasonable for the value of the services being provided, and is commensurate with the fee that would be charged by independent third parties for similar services.

In connection with the 2016 Transaction, Bidco and a subsidiary of the Former Parent entered into the Transition Service Agreement, which became effective on October 3, 2016, pursuant to which such subsidiary of the Former Parent will, or will cause its affiliates and/or third-party service providers to, provide Bidco, its affiliates and/or third-party service providers with certain technology, facilities management, human resources, sourcing, financial, accounting, data management, marketing and other services to support the operation of the IP&S business as an independent company. Such services are provided by such subsidiary of the Former Parent or its affiliates and/or third-party service providers for various time periods and at various costs based upon the terms set forth in the Transition Service Agreement.

In connection with the acquisition of Publons, the Company paid a $716 consulting fee for the year ended December 31, 2017, which is included in Transaction expenses, to a former member of its Board of Directors.

A controlled affiliate of Baring is a vendor of ours. Total payments to this vendor were $531 and $388 for the years ended December 31, 2018 and 2017, respectively. The Company had an outstanding liability of $120 and $199 as of December 31, 2018 and 2017, respectively.

One member of our key management is the Co-founder of a vendor of ours. Total payments to this vendor were $865 for the year ended December 31, 2018 and the Company had an outstanding liability of $332 as of December 31, 2018. This vendor was not a related party in 2017.